(Loss) earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per share [Table Text Block]

	2012	2011	2010

Net (loss) / income attributable to Seanergy Maritime Holdings Corp.	(193,768)	(197,756)	132

Weighted average common shares outstanding - basic and diluted	11,576,576	7,314,636	5,861,129
Net (loss) / earnings per common share - basic and diluted	$(16.74)	$(27.04)	$0.02

Potentially Dilutive Securities [Table Text Block]
Private warrants	1,138,917
Non-vested shares	2,218
Total	1,141,135